Revenues from contracts with customers - Disclosure of disaggregated revenue from contract with customers by geographical area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 360,506	€ 347,186	€ 109,357
Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,251	63,002	65,939
COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	309,578	253,314	0
Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,565	3,257	31,604
Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(39,888)	27,613	11,814
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(23,803)	54,791	68,359
United States | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,992	40,339	36,414
United States | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
United States | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	31,604
United States | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(45,795)	14,452	341
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,904	4,226	8,965
Canada | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,904	4,226	8,965
Canada | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Canada | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Canada | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,109	17,718	10,261
Austria | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,330	9,341	3,333
Austria | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,347	0	0
Austria | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Austria | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,433	8,376	6,928
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	181,129	256,075	2,886
United Kingdom | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,901	2,721	1,848
United Kingdom | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	169,188	253,314	0
United Kingdom | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
United Kingdom | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,040	40	1,038
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,012	2,440	2,871
Nordics | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,096	2,440	2,866
Nordics | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,916	0	0
Nordics | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Nordics | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	5
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	68,529	966	7,260
Germany | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,328	726	7,060
Germany | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,031	0	0
Germany | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Germany | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	170	240	200
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,525	1,279	1,620
France | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,644	999	712
France | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,617	0	0
France | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
France | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,263	280	907
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,740	5,006	2,821
Other Europe | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,084	2,076	1,356
Other Europe | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,923	0	0
Other Europe | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other Europe | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	733	2,930	1,465
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,360	4,684	4,314
Rest of World | Commercialized products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,972	134	3,384
Rest of World | COVID
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,556	0	0
Rest of World | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,565	3,257	0
Rest of World | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 268	€ 1,294	€ 930